UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  3/31/03

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  	Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       May 2, 2003

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $105,989



List of Other Included Managers:

NONE



FORM 13F INFORMATION TABLE
Column 1                        Column 2      Column 3       Column 4
Column 6      Column 7               Column 8
                                                             VALUE       SHRS or
SH/ PUT/INVESTMENT    OTHER               Voting Authority
NAME OF ISSUER                  TITLE OF CLASSCUSIP          (x$1000)    PRN AMT
PRN CALLDISCRETION    MANAGERS SOLE   Shared None

AMR Corp                        com           001765106      $
50SH      Sole                   50
ANC Rental Corp                 com           00181310       $
12SH      Sole                   12
Alliance Capital Mgmt. Ltd. Partcom           018548107      $
7200SH      Sole                   7,200
Allstate Corp                   com           020002101      $
12437SH      Sole                   12,437
American International Group, Incom           026874107      $
92337SH      Sole                   92,337
Amerisource Health              com           03071P102      $
109895SH      Sole                   109,895
BB&T Corp                       com           054937107      $
91525SH      Sole                   91,525
Bank of America Corp            com           06050510       $
712SH      Sole                   712
Block H&R Inc.                  com           093671105      $
162420SH      Sole                   162,420
Bridgehampton National Bank     com           108035106      $
64372SH      Sole                   64,372
CMS Energy Corp Com             com           125896100      $
5000SH      Sole                   5,000
COSI Inc.                       com           22122P101      $
9000SH      Sole                   9,000
CVS Corporation Delaware        com           126650100      $
120750SH      Sole                   120,750
Cardinal Health Inc             com           14149Y108      $
108325SH      Sole                   108,325
Carmax Group                    com           143130102      $
327250SH      Sole                   327,250
Citigroup Inc                   com           172967101      $
114991SH      Sole                   114,991
Exxon Mobil Corp Com            com           302290101      $
1712SH      Sole                   1,712
Gannett Inc.                    com           364730101      $
88710SH      Sole                   88,710
General Electric                com           369604103      $
152715SH      Sole                   152,715
Health Care Reit Inc.           com           42217K106      $
700SH      Sole                   700
Home Depot Inc.                 com           437076102      $
117550SH      Sole                   117,550
Illinois Tool Wks Inc.          com           452308109      $
98952SH      Sole                   98,952
Intel Corp.                     com           458140100      $
3470SH      Sole                   3,470
Johnson & Johnson               com           478160104      $
63969SH      Sole                   63,969
KeyCorp                         com           493267108      $
2596SH      Sole                   2,596
L-3 Communications Hldgs        com           502424104      $
101330SH      Sole                   101,330
Morgan Stanley, Dean Witter & Cocom           617446448      $
7550SH      Sole                   7,550
Northern Trust Corp.            com           66585910       $
1104SH      Sole                   1,104
Pepsico, Inc.                   com           713448108      $
63625SH      Sole                   63,625
Pfizer Inc.                     com           717081103      $
195706SH      Sole                   195,706
Sabre Hldgs Corp                com           785905100      $
36SH      Sole                   36
Sealed Air Corp.                com           81211K100      $
117624SH      Sole                   117,624
Sears Roebuck & Co.             com           812387108      $
2000SH      Sole                   2,000
Solectron Corp                  com           834182107      $
4000SH      Sole                   4,000
Staples Inc                     com           855030102      $
362525SH      Sole                   362,525
Target Corp                     com           87612E106      $
182300SH      Sole                   182,300
Tennant Co.                     com           880345103      $
3100SH      Sole                   3,100
United Parcel Service           com           911312106      $
15000SH      Sole                   15,000
Vodafone Airtouch PLC Sponsored com           92857T107      $
114780SH      Sole                   114,780
Wal-Mart Stores                 com           931142103      $
89700SH      Sole                   89,700
Walgreen Co.                    com           931422109      $
142495SH      Sole                   142,495
Merrill Lynch PFD Capital Trust pfd           59021K205      $
16300SH      Sole                   16,300
Morgan Stanley Cap Tr PFD CAP 7.pfd           61747N109      $
36200SH      Sole                   36,200
Sealed Air Corp New             pfd           81211K209      $
1200SH      Sole                   1,200

TOTAL                                                        $           105,989


